Losses on natural disaster	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Losses on natural disaster
27.	Losses on natural disaster

Losses related to weather related natural disasters were incurred during the year ended March 31, 2019. The nature of the losses represent costs on restoration, disposal of machinery and other related costs which amounted to 22,349 million yen.